Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,433,000
Previously Paid Amount	0.00
Total Fee Amount	1,750.39
Total Offset Amount	0.00
Net Fee	1,750.39
Narrative - Max Aggregate Offering Price	$ 11,433,000
Final Prospectus	true